Average Annual Total Returns - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2024
Fidelity Advisor Worldwide Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	17.45%
Past 5 years	11.54%
Past 10 years	8.09%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.26%
Past 5 years	9.87%
Past 10 years	6.52%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.45%
Past 5 years	9.02%
Past 10 years	6.18%
Fidelity Advisor Worldwide Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	22.61%
Past 5 years	11.97%
Past 10 years	8.05%
Fidelity Advisor Worldwide Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	19.92%
Past 5 years	11.77%
Past 10 years	8.04%
Fidelity Advisor Worldwide Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	24.91%
Past 5 years	13.18%
Past 10 years	9.03%
Fidelity Advisor Worldwide Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	25.10%
Past 5 years	13.32%
Since Inception	9.25%	[1]
MS113
Average Annual Return:
Past 1 year	24.29%
Past 5 years	13.26%
Past 10 years	9.06%

[1]	A From October 2, 2018 .